Nature of Business and Summary of Significant Accounting Policies, Income Taxes (Q2) (Details)			3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Jun. 30, 2019	Dec. 22, 2017	Jun. 30, 2019	Aug. 31, 2018	Aug. 31, 2017
Income Taxes [Abstract]
Effective tax rate			0.00%		0.00%
Federal statutory rate	21.00%	35.00%	21.00%	35.00%		21.00%	34.00%